Putnam
New Value
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Buying carefully and holding for the long term is high on the list of strategies that financial advisors generally suggest for the individual investors on their client lists. Not surprisingly, it is a strategy employed by the professional money managers here at Putnam as well. Among these professionals is David L. King, who has managed Putnam New Value Fund since its inception in early 1995.

In his management report for fiscal 1999, Dave provides an excellent example of the strategy's validity. IBM was among the first stocks he purchased for the fund's portfolio. You may recall that Big Blue was virtually on the rocks at the time and many were writing its epitaph. In reporting the sale of the stock, Dave notes, "While it is gratifying to take profits on this holding, it is important to note that the investment required a four-year commitment and the foresight to recognize the potential in a company that most investors had dismissed."

Dave's report follows, and I think you will find the rest of his message equally compelling.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 20, 1999


Report from the Fund Manager

David L. King

Putnam New Value Fund's 1999 fiscal year was a study in contrasts. During the first nine months of the period, many of the fund's holdings experienced strong gains after the summer's sharp market downturn. In addition, value stocks edged ahead of growth stocks in what appeared to be the first turnaround since 1993. The final three months of the period offered a different story as the momentum in value stocks slowed and declines in a number of holdings dampened fund performance. In the end, your fund delivered impressive results for the 12 months ended August 31, 1999, thanks mainly to its unwavering focus on undervalued stocks of established companies.

If nothing else, the contrasts of fiscal '99 illustrate the importance of a long-term view, especially for the types of stocks in which your fund invests. Indeed, focusing on six-month or one-year time periods often forces investors to lose sight of long-term opportunities. Even as we took profits on several holdings early in the period, we continued to add undervalued stocks to the fund's portfolio. Later in the fiscal period, as many of these stocks declined even further, we took advantage of their compelling prices and added more. As the period concluded, we were optimistic about many out-of-favor leadership companies that we believe offered exceptional value.

Total return for 12 months ended 8/31/99

     Class A           Class B           Class C            Class M
  NAV       POP     NAV      CDSC     NAV       CDSC     NAV       POP
----------------------------------------------------------------------------
 29.23%    21.83%  28.14%   23.14%   28.28%    27.28%   28.46%    23.99%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and
finance                    21.9%

Oil and gas                12.8%

Telecommunications          6.3%

Food and
beverages                   5.3%

Utilities                   5.1%

Footnote reads:
*Based on net assets as of 8/31/99. Holdings will vary over time.


* ONE OF FUND'S FIRST HOLDINGS DELIVERS IN FISCAL '99

Toward the end of the period, we decided to sell the fund's position in IBM -- a stock that exemplifies the patience and discipline required for value investing. IBM was a holding in the portfolio when the fund began operations at the start of 1995. In our first report to shareholders on February 29, 1996, we discussed our decision to include it, stating, "IBM is one of the world's best-known companies -- whose stock we were able to purchase at a significant discount." At that point, IBM was still trying to recover from severe financial difficulties -- it had lost $8.1 billion in 1993 and was restructuring under the newly appointed CEO, Lou Gerstner. Skepticism about Gerstner's ability to turn the company around had driven down IBM's price significantly.

Since then, IBM has transformed itself back into an industry leader, achieving significant growth in its software and service businesses, while becoming less reliant on mainframes and PCs -- its original lines of business. At of the close of 1998, IBM stock had delivered a 676% increase since Gerstner had taken over as CEO. The past year, in particular, was exceptional, as the company's first-quarter profits far exceeded Wall Street estimates. While it was gratifying to take profits on this holding, it's important to note that the investment required a four-year commitment and the foresight to recognize the potential in a company that many investors had dismissed.

* LOOKING BEYOND SHORT-TERM SETBACKS

One fund holding that faced difficulties in fiscal '99 was the stock of American Home Products (AHP). We believe this pharmaceutical company offers exceptional value. It has a strong balance sheet and impressive product line, including the world's most prescribed drug -- Premarin, an estrogen replacement. AHP also has a number of promising drugs in development, including an insomnia drug and an organ-transplant treatment, both of which were recently approved by the FDA. During the fiscal period, AHP's stock price dropped sharply amid a court ruling in favor of a woman who sued the company over the diet drug combination known as "fen-phen." The company withdrew the product in 1997 amid links to possible heart valve damage. In addition to this suit, the company was facing more than 4,000 individual lawsuits from former users of the drugs.


"As many stocks suffered declines toward the end of the period, we believed their prices were exceptional and added more to the fund's portfolio. These opportunities are the foundation of the fund's value strategy. It requires patience, a focus on the long term, and the ability to recognize the potential in companies that are experiencing setbacks."

-- David L. King, portfolio manager


Recognizing that this was a short-term setback -- indeed, shortly after the close of the period, the suit was settled for a fraction of the $23.3 million the jury awarded -- we took the opportunity to add more AHP stock to the fund's portfolio. In addition to AHP's fundamental strengths, the company's attractive price may make it a target for acquisition by another company. While we do not buy stocks in anticipation of mergers, such an event would likely boost the stock's value. While this holding, along with others discussed in this report, was viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* LEADING COMPANIES AT BARGAIN PRICES

It may not be a household name, but Waste Management, Inc., has long been a leader in the waste collection and disposal industry. More recently, the company has faced difficulties, many resulting from its acquisition by USA Waste Services in July 1998. The combined company, which retained the Waste Management name, recently announced that it would fall short of consensus estimates for the second half of the 1999 fiscal year -- its third earnings warning in two months. The company is taking steps to correct its problems, including the replacement of the company's top executive with the former CEO of Waste Management, a known turnaround specialist. Waste Management plans to sell underperforming assets, including some or all of its international businesses, and to focus on its most profitable North American waste business. We took advantage of the company's low stock price because we believe it has the potential to return to a leadership position in its industry.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Citigroup, Inc.
Insurance and finance

Halliburton Co.
Oil and gas

GTE Corp.
Telecommunications

SBC Communications, Inc.
Telecommunications

Mobil Corp.
Oil and gas

Royal Dutch Petroleum Co.
Oil and gas

U.S. Treasury bonds
U.S. Treasury obligations, 8 1/2s, 2/15/20

General Motors Corp.
Automotive

CIGNA Corp.
Insurance and finance

PNC Bank Corp.
Insurance and finance

Footnote reads:
These holdings represent 21.8% of the fund's net assets as of 8/31/99. Portfolio holdings will vary over time.


Another leader in a low-profile business is Service Corp. International, the world's largest funeral-home franchise. Service Corp. currently operates 4,000 funeral homes, 500 cemeteries, and 200 crematoriums in 20 countries, and since this is a steady, predictable business, there is still room for growth. The company's recent problems stem from rising costs and disappointing performance from some of its acquisitions, and its stock price has declined 60 percent from its high last November. The company has stopped acquiring new business and is now focused on improving existing operations. It is a high quality company whose beaten-down price offered what we believed was a compelling opportunity.

* A FOCUS ON THE BASICS FOR FISCAL 2000

As fiscal '99 drew to a close, we could reflect on a satisfying year, one that delivered strong returns from many holdings and a shift in the overall equity market, which no longer favored just a small selection of large-cap growth stocks. Regardless of whether this indicates a long-term shift in investor sentiment, we remain committed to the fund's strategy and will continue to take advantage of out-of-favor stocks whose potential may be overlooked by the broader market.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Value Fund is designed for investors seeking long-term capital appreciation through investments in undervalued common stocks.



TOTAL RETURN FOR PERIODS ENDED 8/31/99

                       Class A           Class B             Class C           Class M
(inception dates)     (1/3/95)          (2/26/96)           (7/26/99)          (2/26/96)
                    NAV      POP      NAV      CDSC      NAV       CDSC      NAV       POP
-------------------------------------------------------------------------------------------
1 year             29.23%   21.83%   28.14%   23.14%    28.28%    27.28%    28.46%    23.99%
-------------------------------------------------------------------------------------------
Life of fund      116.20   103.73   108.53   106.53    108.66    108.66    111.09    103.70
Annual average     17.99    16.50    17.08    16.84     17.10     17.10     17.39     16.50
-------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/99

                                S&P           Consumer
                             500 Index      price index
------------------------------------------------------------------------
1 year                        39.82%           2.33%
------------------------------------------------------------------------
Life of fund                 214.26           11.69
Annual average                27.82            2.40
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 1/3/95

                    Fund's class A      S&P 500      Consumer price
Date                 shares at POP       Index            index

1/3/95                  9,425           10,000           10,000
8/31/95                12,388           12,455           10,214
8/31/96                14,902           14,788           10,508
8/31/97                19,192           20,799           10,741
8/31/98                16,729           22,482           10,915
8/31/99               $21,620          $31,436          $11,169

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $20,853 ($20,653 with the contingent deferred sales charge); a $10,000 investment in the fund's class C shares would have been valued at $20,866, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $21,109 ($20,370 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/99

                            Class A       Class B     Class C     Class M
-------------------------------------------------------------------------------
Distributions (number)         1             1         --            1
-------------------------------------------------------------------------------
Income                      $0.131        $0.017       --         $0.047
-------------------------------------------------------------------------------
Capital gains
 Long-term                   1.246         1.246       --          1.246
-------------------------------------------------------------------------------
 Short-term                  0.070         0.070       --          0.070
-------------------------------------------------------------------------------
 Total                      $1.447        $1.333       --         $1.363
-------------------------------------------------------------------------------
Share value:             NAV      POP       NAV        NAV     NAV      POP
-------------------------------------------------------------------------------
8/31/98                 $12.01   $12.74   $11.87       --     $11.93   $12.36
-------------------------------------------------------------------------------
7/26/99*                    --       --       --   $15.04         --       --
-------------------------------------------------------------------------------
8/31/99                  13.98    14.83    13.80    13.97      13.88    14.38
-------------------------------------------------------------------------------

*Inception of class C shares.




TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                     Class A            Class B             Class C             Class M
(inception dates)    (1/3/95)          (2/26/96)           (7/26/99)           (2/26/96)
                   NAV      POP      NAV       CDSC      NAV       CDSC      NAV       POP
--------------------------------------------------------------------------------------------
1 year            14.57%    8.00%   13.70%    8.70%     13.77%   12.77%     14.05%    10.08%
--------------------------------------------------------------------------------------------
Life of fund     104.91    93.09    97.65    95.65      97.75    97.75     100.14     93.14
Annual average    16.34    14.89    15.46    15.21      15.47    15.47      15.76     14.90
--------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Index is a an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended August 31, 1999

To the Board of Trustees of Putnam Investment Funds and Shareholders of Putnam New Value Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam New Value Fund (the "fund") at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 1999




The fund's portfolio
August 31, 1999

COMMON STOCKS (97.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            325,000  Boeing Co.                                                                             $   14,726,563
            135,000  Raytheon Co. Class A                                                                        9,061,875
                                                                                                            --------------
                                                                                                                23,788,438

Automotive (4.6%)
--------------------------------------------------------------------------------------------------------------------------
            225,000  Ford Motor Co.                                                                             11,728,125
            275,000  General Motors Corp.                                                                       18,184,375
            250,000  Lear Corp. (NON)                                                                           10,046,875
                                                                                                            --------------
                                                                                                                39,959,375

Basic Industrial Products (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            225,000  Cooper Industries, Inc.                                                                    11,671,875
            100,000  Minnesota Mining & Manufacturing Co.                                                        9,450,000
            300,000  Owens-Illinois, Inc. (NON)                                                                  7,425,000
                                                                                                            --------------
                                                                                                                28,546,875

Business Equipment and Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  Xerox Corp.                                                                                 8,356,250

Chemicals (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Dow Chemical Co.                                                                           11,362,500
            450,000  Engelhard Corp.                                                                             8,971,875
                                                                                                            --------------
                                                                                                                20,334,375

Computer Services and Software (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Computer Associates International, Inc.                                                    10,735,000
            165,000  Electronic Data Systems Corp.                                                               9,260,625
                                                                                                            --------------
                                                                                                                19,995,625

Computer Equipment (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  NCR Corp.                                                                                  13,125,000
            400,000  Quantum Corp.-DLT & Storage (NON)                                                           7,325,000
            200,000  Quantum Corp.- Hard Disk Drive (NON)                                                        1,425,000
                                                                                                            --------------
                                                                                                                21,875,000

Conglomerates (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Ogden Corp.                                                                                 8,531,250

Consumer Non Durables (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            165,000  Kimberly-Clark Corp.                                                                        9,394,688

Consumer Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Service Corp. International                                                                 6,906,250

Electronics and Electrical Equipment (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Rockwell International Corp.                                                               11,825,000

Entertainment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Viacom, Inc. Class B (NON)                                                                  8,412,500

Environmental Control (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            600,000  Republic Services, Inc. (NON)                                                               6,525,000
            325,000  Waste Management, Inc.                                                                      7,089,063
                                                                                                            --------------
                                                                                                                13,614,063

Food and Beverages (5.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Nabisco Holdings Corp. Class A                                                              9,828,125
            425,000  Pepsi Bottling Group, Inc. (The)                                                            8,048,438
            110,800  Quaker Oats Co. (The)                                                                       7,402,825
            450,000  Sara Lee Corp.                                                                              9,984,375
            200,000  Seagram Co., Ltd.                                                                          10,612,500
                                                                                                            --------------
                                                                                                                45,876,263

Forest Products (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            315,000  Boise Cascade Corp.                                                                        11,458,125

Hospital Management and Medical Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            460,000  Tenet Healthcare Corp. (NON)                                                                8,021,250

Insurance and Finance (21.9%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Ace Ltd.                                                                                    8,039,063
            175,000  American General Corp.                                                                     12,425,000
            275,000  Bank of America Corp.                                                                      16,637,500
            325,000  Bank One Corp.                                                                             13,040,625
            425,000  Charter One Financial, Inc.                                                                 9,947,656
            175,000  Chubb Corp. (The)                                                                          10,007,813
            200,000  CIGNA Corp.                                                                                17,962,500
            450,000  Citigroup, Inc.                                                                            19,996,875
            200,000  First Union Corp.                                                                           8,300,000
            325,000  Lehman Brothers Holding, Inc.                                                              17,468,750
             70,000  Morgan (J.P.) & Co., Inc.                                                                   9,043,125
            335,000  PNC Bank Corp.                                                                             17,524,688
            450,000  Travelers Property Casualty Corp.                                                          15,975,000
            400,000  Washington Mutual, Inc.                                                                    12,700,000
                                                                                                            --------------
                                                                                                               189,068,595

Lodging (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Starwood Hotels & Resorts Worldwide, Inc.                                                   8,334,375

Metals and Mining (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Alcoa Inc.                                                                                  8,070,313
             60,000  Phelps Dodge Corp.                                                                          3,356,250
                                                                                                            --------------
                                                                                                                11,426,563

Oil and Gas (12.8%)
--------------------------------------------------------------------------------------------------------------------------
             70,100  Atlantic Richfield Co.                                                                      6,164,419
             75,000  BP Amoco PLC ADR (United Kingdom)                                                           8,409,375
            325,000  Conoco, Inc.                                                                                8,693,750
            425,000  Halliburton Co.                                                                            19,709,375
            185,000  Mobil Corp.                                                                                18,939,375
            400,000  Occidental Petroleum Corp.                                                                  8,675,000
            300,000  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                            18,562,500
            275,000  Sonat, Inc.                                                                                 9,934,375
            275,000  Williams Cos., Inc.                                                                        11,343,750
                                                                                                            --------------
                                                                                                               110,431,919

Packaging and Containers (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            450,000  Smurfit-Stone Container Corp. (NON)                                                         9,534,375

Pharmaceuticals and Biotechnology (3.5%)
--------------------------------------------------------------------------------------------------------------------------
            235,000  American Home Products Corp.                                                                9,752,500
            225,000  Monsanto Co.                                                                                9,239,063
            210,000  Pharmacia & Upjohn, Inc.                                                                   10,972,500
                                                                                                            --------------
                                                                                                                29,964,063

Photography (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Eastman Kodak Co.                                                                           9,179,688

Publishing (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            175,000  Times Mirror Co. Class A                                                                   10,106,250

REIT (Real Estate Investment Trust) (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            235,000  Equity Residential Properties Trust                                                        10,340,000

Retail (3.9%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Federated Department Stores, Inc. (NON)                                                     9,200,000
            800,000  K mart Corp. (NON)                                                                         10,050,000
            400,000  Rite Aid Corp.                                                                              7,400,000
            425,000  Saks, Inc. (NON)                                                                            7,145,313
                                                                                                            --------------
                                                                                                                33,795,313

Telecommunications (6.3%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  ALLTEL Corp.                                                                               10,143,750
            280,000  GTE Corp.                                                                                  19,215,000
            400,000  SBC Communications, Inc.                                                                   19,200,000
            117,400  U S West, Inc.                                                                              6,134,150
                                                                                                            --------------
                                                                                                                54,692,900

Transportation (4.0%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Burlington Northern Santa Fe Corp.                                                          7,250,000
            150,000  Delta Air Lines, Inc.                                                                       7,621,875
            150,000  UAL Corp. (NON)                                                                             9,721,875
            200,000  Union Pacific Corp.                                                                         9,737,500
                                                                                                            --------------
                                                                                                                34,331,250

Utilities (5.1%)
--------------------------------------------------------------------------------------------------------------------------
            650,000  DPL, Inc.                                                                                  12,309,375
            350,000  Entergy Corp.                                                                              10,434,375
            350,000  Potomac Electric Power Co.                                                                  9,275,000
            525,000  Sempra Energy                                                                              11,714,057
                                                                                                            --------------
                                                                                                                43,732,807
                                                                                                            --------------
                     Total Common Stocks (cost $846,815,421)                                                $  841,833,425

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Treasury Obligations (2.1%) (cost $18,759,375)
--------------------------------------------------------------------------------------------------------------------------
        $15,000,000  U.S. Treasury Bonds 8 1/2s, February 15, 2020                                          $   18,386,700

SHORT-TERM INVESTMENTS (0.4%) (a) (cost $3,387,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $3,387,000  Interest in $452,313,000 joint repurchase agreement dated August 31, 1999 with Morgan (J.P.) & Co., Inc.
                       due September 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of $3,387,508
                       for an effective yield of 5.40%                                                      $    3,387,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $868,961,796) (b)                                              $  863,607,125
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $862,430,606.

  (b) The aggregate identified cost on a tax basis is $872,383,854, resulting in gross unrealized appreciation and depreciation of $74,433,059 and $83,209,788, respectively, or net unrealized depreciation of $8,776,729.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
August 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $868,961,796) (Note 1)                                            $863,607,125
-----------------------------------------------------------------------------------------------
Cash                                                                                         61
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                       1,696,572
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,379,900
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        1,173,247
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                  735
-----------------------------------------------------------------------------------------------
Total assets                                                                        867,857,640

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      1,186,250
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,813,495
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,527,761
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              190,915
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            27,324
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,819
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  606,826
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                6,425
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   66,219
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     5,427,034
-----------------------------------------------------------------------------------------------
Net assets                                                                         $862,430,606

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $788,355,797
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          4,095,252
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                75,334,228
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (5,354,671)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $862,430,606

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($400,554,639 divided by 28,660,560 shares)                                              $13.98
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.98)*                                  $14.83
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($423,947,863 divided by 30,717,999 shares)**                                            $13.80
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($560,809 divided by 40,152 shares)**                                                    $13.97
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($37,367,295 divided by 2,691,429 shares)                                                $13.88
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.88)*                                  $14.38
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $10,005)                                          $ 17,254,593
-----------------------------------------------------------------------------------------------
Interest                                                                                891,546
-----------------------------------------------------------------------------------------------
Total investment income                                                              18,146,139

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      5,644,832
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,086,398
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        30,544
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         10,829
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,006,346
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,158,457
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                       223
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   298,595
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            2,208
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  43,650
-----------------------------------------------------------------------------------------------
Registration fees                                                                         1,647
-----------------------------------------------------------------------------------------------
Auditing                                                                                 35,013
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,766
-----------------------------------------------------------------------------------------------
Postage                                                                                 186,815
-----------------------------------------------------------------------------------------------
Other                                                                                   169,888
-----------------------------------------------------------------------------------------------
Total expenses                                                                       12,683,211
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (175,309)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         12,507,902
-----------------------------------------------------------------------------------------------
Net investment income                                                                 5,638,237
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     77,023,049
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          113,799,505
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             190,822,554
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $196,460,791
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended August 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  5,638,237    $  5,004,268
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     77,023,049      85,553,702
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                           113,799,505    (199,816,929)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     196,460,791    (109,258,959)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (3,503,936)     (3,916,326)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (478,437)     (1,238,499)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (129,575)       (230,636)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (35,199,845)    (23,434,277)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (37,036,615)    (22,788,386)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,628,113)     (2,571,946)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     3,694,459      22,900,880
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             120,178,729    (140,538,149)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   742,251,877     882,790,026
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $4,095,252 and $2,595,191, respectively)                                 $862,430,606    $742,251,877
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

 .                                                                                                                   For the period
Per-share                                                                                                          January 3, 1995+
operating performance                                                          Year ended August 31                 to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.01           $14.63           $11.57           $10.53            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .15(c)           .13(c)           .19(c)(d)        .18(d)           .15(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                       3.27            (1.89)            3.10             1.82             1.88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                3.42            (1.76)            3.29             2.00             2.03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.13)            (.12)            (.09)            (.26)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.32)            (.74)            (.14)            (.70)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.45)            (.86)            (.23)            (.96)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.98           $12.01           $14.63           $11.57           $10.53
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              29.23           (12.83)           28.79            20.29            23.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $400,555         $350,430         $429,246          $97,718           $2,473
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.09             1.16             1.22(d)          1.24(d)           .51*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.04              .89             1.40(d)          2.45(d)          1.67*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              87.23           135.56            65.38            33.57            51.07*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995. Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and $0.02 per class B and M shares respectively. Expenses for the year ended
    August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          Feb. 26, 1996+
operating performance                                                          Year ended August 31                 to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.87           $14.49           $11.52           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                              .04              .02              .09(d)           .10(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                                        3.23            (1.86)            3.08              .56
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 3.27            (1.84)            3.17              .66
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.02)            (.04)            (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.32)            (.74)            (.14)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.34)            (.78)            (.20)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.80           $11.87           $14.49           $11.52
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                              28..14           (13.48)           27.79             6.08*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $423,948         $355,743         $406,783          $94,370
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.84             1.91             1.97(d)          1.04*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .29              .14              .65(d)           .88*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               87.23           135.56            65.38            33.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995. Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and $0.02 per class B and M shares respectively. Expenses for the year ended
    August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           July 26,1999+
operating performance                                                                                               to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $15.04
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                                                (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                                                                                          (1.05)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                   (1.07)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $13.97
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                  (7.12)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                           $561
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .19*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                (.18)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  87.23
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995. Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and $0.02 per class B and M shares respectively. Expenses for the year ended
    August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                                           Feb. 26,1996+
operating performance                                                          Year ended August 31                  to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.93           $14.55           $11.54           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                              .08              .06              .12(d)           .11(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                                                        3.24            (1.87)            3.10              .57
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 3.32            (1.81)            3.22              .68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.05)            (.07)            (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.32)            (.74)            (.14)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.37)            (.81)            (.21)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.88           $11.93           $14.55           $11.54
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                               28.46           (13.25)           28.19             6.26*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $37,367          $36,079          $46,761          $11,852
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.59             1.66             1.72(d)           .91*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .54              .39              .91(d)          1.05*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               87.23           135.56            65.38            33.57
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation during the period. As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995. Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and $0.02 per class B and M shares respectively. Expenses for the year ended
    August 31, 1997 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.



Notes to financial statements
August 31, 1999

Note 1
Significant accounting policies

Putnam New Value Fund (the "fund") is one in a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long term capital appreciation by investing primarily in common stocks which are undervalued at the time of purchase.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price on its principle exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, organization costs, and nontaxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1999, the fund reclassified $26,228 to decrease undistributed net investment income and $18,218 to increase paid-in-capital, with an increase to accumulated net realized gains of $8,010. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1999, fund expenses were reduced by $175,309 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,082 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended August 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $195,871 and $9,567 from the sale of class A and class M shares, respectively and received $874,476 and no monies in contingent deferred sales charges from redemptions of class B and C shares, respectively.

A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $11,586 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $729,096,216 and $797,531,453, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,419,351       $107,854,586
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,816,997         36,987,205
-----------------------------------------------------------------------------
                                                10,236,348        144,841,791

Shares
repurchased                                    (10,746,101)      (151,031,295)
-----------------------------------------------------------------------------
Net decrease                                      (509,753)      $ (6,189,504)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,098,806       $163,135,468
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,885,194         26,185,334
-----------------------------------------------------------------------------
                                                12,984,000        189,320,802

Shares
repurchased                                    (13,151,572)      (192,472,747)
-----------------------------------------------------------------------------
Net decrease                                      (167,572)      $ (3,151,945)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,858,611       $143,410,626
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,653,084         34,596,187
-----------------------------------------------------------------------------
                                                12,511,695        178,006,813

Shares
repurchased                                    (11,767,183)      (164,047,031)
-----------------------------------------------------------------------------
Net increase                                       744,512       $ 13,959,782
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,960,345       $130,890,784
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,588,207         21,917,261
-----------------------------------------------------------------------------
                                                10,548,552        152,808,045

Shares
repurchased                                     (8,645,016)      (124,152,465)
-----------------------------------------------------------------------------
Net increase                                     1,903,536       $ 28,655,580
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                           to August 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         40,219          $ 579,630
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    40,219            579,630

Shares
repurchased                                            (67)              (973)
-----------------------------------------------------------------------------
Net increase                                        40,152          $ 578,657
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        529,850        $ 7,657,083
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      278,381          3,644,006
-----------------------------------------------------------------------------
                                                   808,231         11,301,089

Shares
repurchased                                     (1,141,744)       (15,955,565)
-----------------------------------------------------------------------------
Net decrease                                      (333,513)       $(4,654,476)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        935,359        $13,742,531
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      196,683          2,720,124
-----------------------------------------------------------------------------
                                                 1,132,042         16,462,655

Shares
repurchased                                     (1,321,863)       (19,065,410)
-----------------------------------------------------------------------------
Net decrease                                      (189,821)       $(2,602,755)
-----------------------------------------------------------------------------


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $32,683,574 as capital gain, for its taxable year ended August 31, 1999.

The fund has designated 33.38% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

David L. King
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam New Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN025 55015 274/2BF/2BG 10/99